Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2015
Business And Credit Concentrations [Abstract]
Amount Due From Customers, Percent of Outstanding Accounts Receivable
Percentage of accounts receivable outstanding (%) December 31, 2015
Zhuhai City Nengdong Technolgogy Optical Materials Co., Ltd.	19.3%
Yunnan Dexin Zhiye Co., Ltd.	18.3%
CELPLAST METALLIZED PRODUCTS LIMITED	13.9%
Eternal Electronic Material (Guangzhou) Co., Ltd.	11.9%
Percentage of accounts receivable outstanding (%) December 31, 2014
Eternal Electronic Material (Guangzhou) Co., Ltd.	23.2%
LG HAUSYS LTD	11.1%
Eternal Photo Electronic Materials (Guangzhou) Co., Ltd.	11.1%
Yunnan Dexin Zhiye Co., Ltd.	10.3%

Percentage of Total Purchases From Vendors
		Percentage of total purchases (%)
Supplier	Item	2015	2014	2013
Sinopec Yizheng Chemical Fibre Company Limited	PET resin and Additives	52.0%	60.0%	56.7%
Jiangyin Huaxing Compound Co., Ltd.	PET resin	-	-	4.1%